UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       4-20-01
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     121
                                            -------------------------

Form 13F Information Table Value Total:     $98,975
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.    pref 87969B200   59      35000  SH        SOLE           35000
Agere Systems Inc. Class A     com 00845V100   93      15000  SH        SOLE           15000
America Service Group Inc.     com 02364L109 1725      69000  SH        SOLE           62000  7000
AptarGroup, Inc.               com 038336103  268       8800  SH        SOLE            8800
Automatic Data Processing,Inc. com 053015103  609      11200  SH        SOLE           11200
Axcelis Technologies Inc.      com 054540109 5383     465533  SH        SOLE          446988  18545
Banta Corporation              com 066821109  604      24900  SH        SOLE               0  24900
Bell South Corp.               com 079860102  540      13208  SH        SOLE            1208  12000
Berkshire Hathaway CLB         com 084670207  790        363  SH        SOLE             313  50
Briggs & Stratton Corp.        com 109043109  257       6700  SH        SOLE            5900  800
Cable Design Technologies
  Corporation                  com 126924109 2562     191200  SH        SOLE          189400  1800
Charming Shoppes, Inc.         com 161133103  132      25400  SH        SOLE           25400
Central Securities Co.         com 155123102  671      25179  SH        SOLE           22930  2249
Champion Enterprises, Inc.     com 158496109 5526    1073000  SH        SOLE         1040500  32500
Charter One Financial Inc.     com 160903100  663      23440  SH        SOLE            5300  18140
Colgate Palmolive              com 194162103  354       6400  SH        SOLE               0  6400
Comerica Inc.                  com 200340107 1138      18500  SH        SOLE           17300  1200
Compuware Corporation          com 205638109 2815     288700  SH        SOLE          270500  18200
Concord EFS, Inc.              com 206189102  505      12500  SH        SOLE           12500
Convergys Corporation          com 212485106  660      18300  SH        SOLE           18300
Countrywide Credit
  Industries, Inc.             com 222372104 1633      33100  SH        SOLE           33100
Courier Corporation            com 222660102  461      15000  SH        SOLE           15000
Craftmade International,Inc.   com 22413E104  728     100000  SH        SOLE          100000
DTE Energy Co.                 com 233331107  320       8044  SH        SOLE            2544  5500
Data Research Associates,Inc.  com 237853106 1649     269200  SH        SOLE          269200
Datron Systems Incorporated    com 238173108  107      10000  SH        SOLE           10000
DeVRY Inc.                     com 251893103  237       7900  SH        SOLE            7900
Deere and Company              com 244199105 1635      45001  SH        SOLE           26401  18600
Eaton Corporation              com 278058102 1151      16800  SH        SOLE            6700  10100
Emerson Electric Co.           com 291011104  310       5000  SH        SOLE            5000
Ethan Allen Interiors Inc.     com 297602104 1476      43700  SH        SOLE           43700
Exxon Mobil Corporation        com 302290101  222       2740  SH        SOLE             100  2640
Fannie Mae                     com 313586109  382       4800  SH        SOLE               0  4800
Fifth Third Bancorp            com 316773100 1759      32921  SH        SOLE           29921  3000
First Tennessee National Corp. com 337162101  324      10500  SH        SOLE               0  10500
Fleetwood Enterprises Inc.     com 339099103  462      51000  SH        SOLE           51000
Forest Oil Corporation         com 346091606  789      26400  SH        SOLE           25400  1000
Fortune Brands Inc.            com 349631101  499      14500  SH        SOLE           14500
Freddie Mac                    com 313400301  428       6600  SH        SOLE            5300  1300
General Dynamics Corporation   com 369550108  464       7400  SH        SOLE            4000  3400
General Electric Co.           com 369604103  389       9300  SH        SOLE               0  9300
Genuine Parts Company          com 372460105  584      22550  SH        SOLE            3980  18570
GlaxoSmithKline PLC            com 37733w105  238       4551  SH        SOLE               0  4551
Great Lakes Chemical           com 390568103  295       9600  SH        SOLE             200  9400
H & R Block, Inc.              com 093671105 1367      27300  SH        SOLE           25400  1900
HMI Industries Inc.            com 404238107   45      50000  SH        SOLE           50000
Harris Corporation             com 413875105  532      21500  SH        SOLE            2000  19500
Health Care Property           com 421915109  987      29100  SH        SOLE            8000  21100
Host Marriott Corp.            com 44107P104  175      15000  SH        SOLE           15000
Huntington Bancshares Inc.     com 446150104 3795     266340  SH        SOLE          242800  23540
I. Gordon Corporation          com 382784106  152      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101  345       7450  SH        SOLE            7450
Input/Output, Inc.             com 457652105 1478     158100  SH        SOLE          136100  22000
Jones Apparel Group Inc.       com 480074103  661      17500  SH        SOLE           17500
K-Swiss Inc. - Class A         com 482686102  715      27900  SH        SOLE           23400  4500
Kerr-McGee Corporation         com 492386107  670      10319  SH        SOLE            1900  8419
KeyCorp                        com 493267108  322      12500  SH        SOLE               0  12500
Kimberly Clark Corp.           com 316773100  217       3200  SH        SOLE               0  3200
Kronos, Inc.                   com 501052104  314      10000  SH        SOLE           10000
Leucadia National Corporation  com 527288104  705      21900  SH        SOLE           17900  4000
Lincoln National Corp.         com 534187109  344       8100  SH        SOLE               0  8100
Littelfuse, Inc.               com 537008104 2854     113600  SH        SOLE          103100  10500
Litton Industries, Inc.        com 538021106  498       6200  SH        SOLE            5200  1000
LoJack Corporation             com 539451104  229      40000  SH        SOLE           40000
MBIA Inc.                      com 55262C100  428       5300  SH        SOLE            5300
MCN Energy Group, Inc.         com 55267J100  302      11704  SH        SOLE             104  11600
MCSi Inc.                      com 593261100  370      25000  SH        SOLE           25000
Malan Realty Investors, Inc.   com 561063108 4054     445500  SH        SOLE          445500  10000
Manor Care, Inc.               com 564055101  204      10000  SH        SOLE           10000
Maritrans Inc.                 com 570363101  455      50000  SH        SOLE           50000
Masco Corporation              com 574599106  611      25300  SH        SOLE           23300  2000
Merck & Co., Inc.              com 589331107  228       3000  SH        SOLE               0  3000
Monaco Coach Corporation       com 60886R103  523      29100  SH        SOLE           29100
NCR Corporation                com 62886E108  384       9850  SH        SOLE            9850
National City Corporation      com 635405103  545      20376  SH        SOLE             936  19440
National Data Corporation      com 629305103  530      22700  SH        SOLE           21000  1700
Nautica Enterprises, Inc.      com 639089101  395      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  440      66000  SH        SOLE           58000  8000
Network Associates, Inc.       com 579057100  530      64200  SH        SOLE           64200
Nobel Learning
  Communities, Inc.            com 654889104  300      30000  SH        SOLE           30000
Oglebay Norton Company         com 677007106  527      20000  SH        SOLE           20000
PICO Holdings, Inc.            com 693366205  742      53000  SH        SOLE           53000
Pall Corporation               com 696429307 1188      54200  SH        SOLE           28000  26200
Perrigo Company                com 714290103  296      30000  SH        SOLE           30000
Pharmacia Inc.                 com 71713U102  311       6182  SH        SOLE             214  5968
Philip Morris Companies Inc.   com 718154107  285       6000  SH        SOLE               0  6000
Plantronics, Inc.              com 727493108 1407      79200  SH        SOLE           79200
Providence and Worcester
  Railroad Company             com 743737108   73      10000  SH        SOLE           10000
RSA Security Inc.              com 749719100  335      13575  SH        SOLE           11325  2250
Rainbow Technologies, Inc.     com 750862104  335      67000  SH        SOLE           67000
Ross Stores, Inc.              com 778296103 1667      88900  SH        SOLE           85900  3000
Royal Dutch Pete Co. NY Reg
  Sh Par Gldr 1.25             com 780257804  222       4000  SH        SOLE               0  4000
Royce Focus Trust              com 78080N108  542     102100  SH        SOLE          102100
Royce Micro-Cap Trust, Inc.    com 780915104  138      16015  SH        SOLE           16015
SBC Communications Inc.        com 78387G103  395       8856  SH        SOLE            1882  6974
SPSS Inc.                      com 78462K102  457      27000  SH        SOLE           24000  3000
STERIS Corporation             com 859152100  360      25500  SH        SOLE           25500
Schuler Homes, Inc.            com 808188106  126      10000  SH        SOLE           10000
Sensient Technologies
  Corporation                  com 913538104  423      18571  SH        SOLE            2771  15800
Sevenson Environmental
  Services, Inc.               com 818063109  612      55000  SH        SOLE           55000
Simon Property Group, Inc.     com 828806109  730      28500  SH        SOLE            1000  27500
Snap-on Incorporated           com 833034101 1840      63200  SH        SOLE           46400  16800
Sprint Corp.                   com 852061100  904      41100  SH        SOLE           22000  19100
Strayer Education, Inc.        com 863236105  539      15400  SH        SOLE           15400
Stryker Corp.                  com 863667101  439       8400  SH        SOLE            6400  2000
TECO Energy, Inc.              com 872375100  309      10320  SH        SOLE               0  10320
TJX Companies, Inc.            com 872540109  339      10600  SH        SOLE             600  10000
Target Corp.                   com 87612e106 9202     255056  SH        SOLE           14524  240532
Teleflex Inc.                  com 879369106  649      15856  SH        SOLE            4956  10900
The Good Guys, Inc.            com 382091106   49      10000  SH        SOLE           10000
The Morgan Group, Inc.
  - Class A                    com 617358106  512     134800  SH        SOLE          134800
Theragenics Corporation        com 883375107   96      15000  SH        SOLE           15000
Toll Brothers Inc.             com 889478103  654      17000  SH        SOLE           14000  3000
USX-Marathon Group             com 902905827  521      19350  SH        SOLE            2650  16700
Unico American Corporation     com 904607108 1100     195500  SH        SOLE          195500
Universal Electronics Inc.     com 913483103  330      20000  SH        SOLE           20000
Vectren Corporation            com 92240G101  287      13401  SH        SOLE               0  13401
Velcro Industries N.V.         com 922571104  513      50000  SH        SOLE           50000
Weyco Group, Inc.              com 962149100  418      17500  SH        SOLE           17500
Willamette Industries Inc.     com 969133107  352       7651  SH        SOLE            1651  6000
X-Rite, Incorporated           com 983857103  147      15000  SH        SOLE           15000
